Loans (Tables)	12 Months Ended
Mar. 31, 2023
Loans by Facility
Loans by facility as of March 31, 2022 and March 31, 2023 were as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Retail loans:
Auto loans	Rs.	1,042,793.0	Rs.	1,221,097.6	US$	14,857.0
Personal loans/Credit cards		2,341,971.8		2,782,828.5		33,858.5
Retail business banking		2,617,087.1		3,378,625.2		41,107.5
Commercial vehicle and construction equipment finance		951,066.0		1,285,887.8		15,645.3
Housing loans		830,882.4		1,020,901.6		12,421.2
Other retail loans		1,526,734.4		1,817,239.6		22,110.2

Subtotal	Rs.	9,310,534.7	Rs.	11,506,580.3	US$	139,999.7
Wholesale loans	Rs.	5,099,009.3	Rs.	5,911,512.1	US$	71,925.0

Gross loans		14,409,544.0		17,418,092.4		211,924.7
Less: Allowance for credit losses		372,671.8		365,164.5		4,443.0

Total	Rs.	14,036,872.2	Rs.	17,052,927.9	US$	207,481.7

Financing Receivable, by Maturity
The maturity of gross loans as of March 31, 2023 is set out below:

	As of March 31, 2023
	Wholesale loans		Retail loans		Total

	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,790,721.1	Rs.	2,863,235.5	Rs.	4,653,956.6
Over one year through five years		2,966,781.3		7,396,855.6		10,363,636.9
Over five years		1,154,009.7		1,246,489.2		2,400,498.9

Total	Rs.	5,911,512.1	Rs.	11,506,580.3	Rs.	17,418,092.4

Total	US$	71,925.0	US$	139,999.7	US$	211,924.7

Past Due Financing Receivables
The following table provides details of age analysis of loans and finance receivable on non-accrual status as of March 31, 2022 and March 31, 2023.

	As of March 31, 2022
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1), (2)		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	6,536.5	Rs.	20,441.6	Rs.	1,015,814.9	Rs.	1,042,793.0	Rs.	20,441.6
Personal loans/Credit card		27,433.8		28,057.5		2,286,480.5		2,341,971.8		28,057.5
Retail business banking		18,242.9		35,820.2		2,563,024.0		2,617,087.1		35,820.2
Commercial vehicle and construction equipment finance		20,263.0		25,091.5		905,711.5		951,066.0		25,091.5
Housing loans		3,296.3		6,478.4		821,107.7		830,882.4		6,478.4
Other retail		18,009.8		49,459.2		1,459,265.4		1,526,734.4		49,459.2
Wholesale loans		8,455.4		31,921.1		5,058,632.8		5,099,009.3		31,921.1

Total	Rs.	102,237.7	Rs.	197,269.5	Rs.	14,110,036.8	Rs.	14,409,544.0	Rs.	197,269.5

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.

	As of March 31, 2023
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1),(2)		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	5,738.3	Rs.	15,941.6	Rs.	1,199,417.7	Rs.	1,221,097.6	Rs.	15,941.6
Personal loans/Credit card		20,871.1		22,770.1		2,739,187.3		2,782,828.5		22,770.1
Retail business banking		21,241.0		43,937.8		3,313,446.4		3,378,625.2		43,937.8
Commercial vehicle and construction equipment finance		15,089.3		21,823.8		1,248,974.7		1,285,887.8		21,823.8
Housing loans		3,916.0		5,900.3		1,011,085.3		1,020,901.6		5,900.3
Other retail		30,007.7		56,822.9		1,730,409.0		1,817,239.6		56,822.9
Wholesale loans		3,905.0		33,512.3		5,874,094.8		5,911,512.1		33,512.3

Total	Rs.	100,768.4	Rs.	200,708.8	Rs.	17,116,615.2	Rs.	17,418,092.4	Rs.	200,708.8

Total	US$	1,226.0	US$	2,442.0	US$	208,256.7	US$	211,924.7	US$	2,442.0

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 31.8 billion.

Non-performing Financing Receivables
The following table provides information on non-performing credit substitutes as
o
f March 31, 2022 and March 31, 2023:

As of March 31,
	2022		2023		2023

(In millions)
Gross non-performing credit substitutes	Rs	—	Rs	—	US$ —
Gross non-performing credit substitutes by industry	Rs.	—	Rs.	—	US$ —
Average non-performing credit substitutes	Rs.	—	Rs.	—	US$ —
Interest income recognized on non-performing credit substitutes	Rs.	—	Rs.	—	US$ —

Allowance for Credit Losses on Financing Receivables
Allowances for credit losses as of March 31, 2021 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2
Impact of adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)
Net allowance for credit losses ( * )		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7

Allowance for credit losses:
Individually evaluated a llowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6
Collectively evaluated a llowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1
Loans:
Individually evaluated l oans		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7
Collectively evaluated l oans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.

28,919.8
 million (US$ 395.4 million). Recoveries from retail loans is Rs.
28,605.8
 million and from wholesale loans is Rs.
314.0
 million.

Allowances for credit losses as of March 31, 2022 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7
Write-offs		(19,376.9)		(74,500.8)		(3,027.7)		(16,592.0)		(601.6)		(17,567.4)		(2,351.4)		(134,017.8)
Net allowance for credit losses ( * )		21,750.2		75,986.2		9,794.3		21,986.2		(1,284.2)		29,775.2		5,153.0		163,160.9
Allowance for credit losses, end of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8

Allowance for credit losses:
Individually evaluated allowance	Rs.	18.4	Rs.	6.5	Rs.	2,651.4	Rs.	65.8	Rs.	—	Rs.	92.3	Rs.	35,619.7	Rs.	38,454.1
Collectively evaluated a llowance		41,751.0		111,559.9		46,403.6		31,685.1		2,692.2		61,344.7		38,781.2		334,217.7
Loans:
Individually evaluated l oans		31.5		29.4		2,651.4		66.3		—		126.6		41,832.9		44,738.1
Collectively evaluated l oans		1,042,761.5		2,341,942.4		2,614,435.7		950,999.7		830,882.4		1,526,607.8		5,057,176.4		14,364,805.9

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.
36,181.4
 million. Recoveries from retail loans is Rs.
35,385.3
 million and from wholesale loans is Rs.
796.1
 million.

Allowances for credit losses as of March 31, 2023 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and c onstruction equipment finance		Housing loans		Other retail		Wholesale		Total		Total

	(In millions)

Allowance for credit losses, beginning of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8	US$	4,534.3
Write-offs		(10,456.0)		(88,744.9)		(3,987.8)		(15,270.1)		(479.0)		(15,769.9)		(3,156.0)		(137,863.7)		(1,677.4)
Net allowance for credit losses ( * )		2,522.1		76,812.9		18,907.6		14,649.8		1,056.7		26,345.3		(9,938.0)		130,356.4		1,586.1
Allowance for credit losses, end of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5	US$	4,443.0

Allowance for credit losses:
Individually evaluated a llowance	Rs.	4.6	Rs.	—	Rs.	2,320.3	Rs.	15.0	Rs.	—	Rs.	92.1	Rs.	29,264.6	Rs.	31,696.6	US$	385.7
Collectively evaluated a llowance		33,830.9		99,634.4		61,654.5		31,115.6		3,269.9		71,920.3		32,042.3		333,467.9		4,057.3
Loans:														—				—
Individually evaluated l oans		16.4		0.8		2,782.0		290.8		—		92.3		33,879.5		37,061.8		450.9
Collectively evaluated l oans		1,221,081.2		2,782,827.7		3,375,843.2		1,285,597.0		1,020,901.6		1,817,147.3		5,877,632.6		17,381,030.6		211,473.8

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.
56,142.6
 million (US$
683.1
million). Recoveries from retail loans is Rs.
53,374.2
million and from wholesale loans is Rs.
2,768.4
 million.

Troubled Debt Restructurings Modifications
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Wholesale loans	Rs.	263,190.7	Rs.	250,779.5	Rs.	363,842.1	US$	4,426.8
Retail loans		753,857.1		807,146.1		987,975.9		12,020.7

Total	Rs.	1,017,047.8	Rs.	1,057,925.6	Rs.	1,351,818.0	US$	16,447.5

Retail Loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as
o
f March 31, 2022:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	8,466.2	Rs.	42,634.8	Rs.	89,161.9	Rs.	169,606.1	Rs.	252,295.7	Rs.	455,114.6	Rs.	5,072.1	Rs.	—	Rs.	1,022,351.4
Non-performing		846.1		2,866.6		5,455.2		6,323.4		2,973.5		661.7		1,315.1		—		20,441.6

Subtotal	Rs.	9,312.3	Rs.	45,501.4	Rs.	94,617.1	Rs.	175,929.5	Rs.	255,269.2	Rs.	455,776.3	Rs.	6,387.2	Rs.	—	Rs.	1,042,793.0
Personal loans/Credit card
Performing	Rs.	1,374.4	Rs.	14,320.8	Rs.	67,477.1	Rs.	225,561.4	Rs.	336,526.1	Rs.	947,277.0	Rs.	381,900.4	Rs.	339,477.1	Rs.	2,313,914.3
Non-performing		201.7		910.2		4,184.4		7,967.1		3,931.7		1,722.7		6,405.6		2,734.1		28,057.5

Subtotal	Rs.	1,576.1	Rs.	15,231.0	Rs.	71,661.5	Rs.	233,528.5	Rs.	340,457.8	Rs.	948,999.7	Rs.	388,306.0	Rs.	342,211.2	Rs.	2,341,971.8
Retail business banking
Performing	Rs.	52,347.2	Rs.	78,959.8	Rs.	97,361.4	Rs.	151,964.0	Rs.	306,673.0	Rs.	569,687.0	Rs.	1,324,274.5	Rs.	—	Rs.	2,581,266.9
Non-performing		3,661.9		3,736.0		3,429.5		2,598.7		2,880.8		412.2		19,101.1		—		35,820.2

Subtotal	Rs.	56,009.1	Rs.	82,695.8	Rs.	100,790.9	Rs.	154,562.7	Rs.	309,553.8	Rs.	570,099.2	Rs.	1,343,375.6	Rs.	—	Rs.	2,617,087.1
Commercial vehicle and construction equipment finance
Performing	Rs.	1,837.4	Rs.	16,022.5	Rs.	69,418.2	Rs.	125,223.1	Rs.	185,561.0	Rs.	426,434.1	Rs.	101,478.2	Rs.	—	Rs.	925,974.5
Non-performing		210.8		1,391.5		6,224.5		8,010.6		3,883.8		651.3		4,719.0		—		25,091.5

Subtotal	Rs.	2,048.2	Rs.	17,414.0	Rs.	75,642.7	Rs.	133,233.7	Rs.	189,444.8	Rs.	427,085.4	Rs.	106,197.2	Rs.	—	Rs.	951,066.0
Housing loans
Performing	Rs.	301,103.3	Rs.	85,682.1	Rs.	127,339.2	Rs.	46,798.3	Rs.	0.6	Rs.	263,480.5	Rs.	—	Rs.	—	Rs.	824,404.0
Non-performing		1,597.6		504.1		1,472.2		2,193.9		512.8		197.8		—		—		6,478.4

Subtotal	Rs.	302,700.9	Rs.	86,186.2	Rs.	128,811.4	Rs.	48,992.2	Rs.	513.4	Rs.	263,678.3	Rs.	—	Rs.	—	Rs.	830,882.4
Other retail loans
Performing	Rs.	4,260.4	Rs.	11,266.3	Rs.	20,843.1	Rs.	51,074.6	Rs.	131,647.7	Rs.	567,032.4	Rs.	691,150.7	Rs.	—	Rs.	1,477,275.2
Non-performing		2,989.1		1,434.6		4,470.0		10,682.7		3,645.0		1,004.1		25,233.7		—		49,459.2

Subtotal	Rs.	7,249.5	Rs	12,700.9	Rs.	25,313.1	Rs.	61,757.3	Rs.	135,292.7	Rs.	568,036.5	Rs.	716,384.4	Rs.	—	Rs.	1,526,734.4

Total	Rs.	378,896.1	Rs.	259,729.3	Rs.	496,836.7	Rs.	808,003.9	Rs.	1,230,531.7	Rs.	3,233,675.4	Rs.	2,560,650.4	Rs.	342,211.2	Rs.	9,310,534.7

The following table provides information on primary credit quality indicators as of
March 31, 2023:

	Term loans by origination
Credit quality indicators- Internally assigned grade	Prior		2019		2020		2021		2022		2023		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	14,387.2	Rs.	37,425.2	Rs.	90,148.4	Rs.	160,443.6	Rs.	308,076.9	Rs.	525,693.8	Rs.	68,980.9	Rs.	—	Rs.	1,205,156.0
Non-performing		1,129.9		2,324.4		3,858.8		2,875.4		1,990.0		748.9		3,014.2		—		15,941.6

Subtotal	Rs.	15,517.1	Rs.	39,749.6	Rs.	94,007.2	Rs.	163,319.0	Rs.	310,066.9	Rs.	526,442.7	Rs.	71,995.1	Rs.	—	Rs.	1,221,097.6
Personal loans/Credit card
Performing	Rs.	2,431.4	Rs.	20,673.2	Rs.	86,038.7	Rs.	155,911.2	Rs.	490,598.8	Rs.	1,206,873.5	Rs.	482,500.3	Rs.	315,031.3	Rs.	2,760,058.4
Non-performing		346.6		1,440.1		3,511.1		2,518.9		3,411.9		2,254.3		8,869.6		417.6		22,770.1

Subtotal	Rs.	2,778.0	Rs.	22,113.3	Rs.	89,549.8	Rs.	158,430.1	Rs.	494,010.7	Rs.	1,209,127.8	Rs.	491,369.9	Rs.	315,448.9	Rs.	2,782,828.5
Retail business banking
Performing	Rs.	75,583.1	Rs.	58,914.7	Rs.	94,372.2	Rs.	185,698.6	Rs.	412,305.0	Rs.	600,147.3	Rs.	1,907,666.5	Rs.	—	Rs.	3,334,687.4
Non-performing		4,851.6		2,996.8		2,847.2		4,136.3		1,558.3		218.4		27,329.2		—		43,937.8

Subtotal	Rs.	80,434.7	Rs.	61,911.5	Rs.	97,219.4	Rs.	189,834.9	Rs.	413,863.3	Rs.	600,365.7	Rs.	1,934,995.7	Rs.	—	Rs.	3,378,625.2
Commercial vehicle and construction equipment finance
Performing	Rs.	3,981.3	Rs.	19,618.5	Rs.	49,030.6	Rs.	92,773.8	Rs.	277,461.6	Rs.	629,405.5	Rs.	191,792.7	Rs.	—	Rs.	1,264,064.0
Non-performing		398.0		2,582.1		4,491.4		4,696.0		3,053.3		763.8		5,839.2		—		21,823.8

Subtotal	Rs.	4,379.3	Rs.	22,200.6	Rs.	53,522.0	Rs.	97,469.8	Rs.	280,514.9	Rs.	630,169.3	Rs.	197,631.9	Rs.	—	Rs.	1,285,887.8
Housing loans
Performing	Rs.	394,712.3	Rs.	160,447.9	Rs.	143,037.0	Rs.	120,214.8	Rs.	167,130.4	Rs.	29,458.9	Rs.	—	Rs.	—	Rs.	1,015,001.3
Non-performing		4,031.5		1,206.1		358.8		180.2		123.3		0.4		—		—		5,900.3

Subtotal	Rs.	398,743.8	Rs.	161,654.0	Rs.	143,395.8	Rs.	120,395.0	Rs.	167,253.7	Rs.	29,459.3	Rs.	—	Rs.	—	Rs.	1,020,901.6
Other retail loans
Performing	Rs.	5,564.3	Rs.	10,063.3	Rs.	18,382.0	Rs.	42,416.7	Rs.	150,038.1	Rs.	603,873.8	Rs.	930,078.5	Rs.	—	Rs.	1,760,416.7
Non-performing		3,000.6		3,254.9		11,339.9		3,171.9		2,261.4		971.8		32,822.4	—			56,822.9

Subtotal	Rs.	8,564.9	Rs.	13,318.2	Rs.	29,721.9	Rs.	45,588.6	Rs.	152,299.5	Rs.	604,845.6	Rs.	962,900.9	Rs.	—	Rs.	1,817,239.6
Total	Rs.	510,417.8	Rs.	320,947.2	Rs.	507,416.1	Rs.	775,037.4	Rs.	1,818,009.0	Rs.	3,600,410.4	Rs.	3,658,893.5	Rs.	315,448.9	Rs.	11,506,580.3

Total	US$	6,210.2	US$	3,904.9	US$	6,173.7	US$	9,429.8	US$	22,119.6	US$	43,806.0	US$	44,517.5	US$	3,838.0	US$	139,999.7

Wholesale loans
Financing Receivable Credit Quality Indicators
The following table provides information on primary credit quality indicators as
o
f March 31, 2022.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	5,289.7	Rs.	186,145.4	Rs.	195,703.7	Rs.	421,349.1	Rs.	1,006,687.4	Rs.	2,232,372.3	Rs.	984,145.8	Rs.	5,031,693.4
Labeled		—		3,297.2		5,164.1		1,632.6		4,045.0		11,447.4		9,808.5		35,394.8
Non-performing		569.7		4,666.1		5,833.7		361.1		479.0		1,301.6		18,709.9		31,921.1

Total	Rs.	5,859.4	Rs.	194,108.7	Rs.	206,701.5	Rs.	423,342.8	Rs.	1,011,211.4	Rs.	2,245,121.3	Rs.	1,012,664.2	Rs.	5,099,009.3

The following table provides information on primary credit quality indicators as of
March 31, 2023.

	Term loans by origination
Credit quality indicators- Internally assigned grade	Prior		2019		2020		2021		2022		2023		Revolving Loans		Total

	(In millions)
Wholesale loans
Pass	Rs.	130,723.1	Rs.	135,400.3	Rs.	321,191.0	Rs.	708,309.0	Rs.	1,244,766.9	Rs.	1,471,254.9	Rs.	1,841,015.5	Rs.	5,852,660.7
Labeled		2,625.3		1,586.9		635.7		4,200.8		5,946.5		795.3		9,548.6		25,339.1
Non-performing		3,830.5		1,914.3		66.1		326.4		6,297.4		39.1		21,038.5		33,512.3

Total	Rs.	137,178.9	Rs.	138,901.5	Rs.	321,892.8	Rs.	712,836.2	Rs.	1,257,010.8	Rs.	1,472,089.3	Rs.	1,871,602.6	Rs.	5,911,512.1

Total	US$	1,669.0	US$	1,690.0	US$	3,916.4	US$	8,673.0	US$	15,294.0	US$	17,910.8	US$	22,771.7	US$	71,925.0

Receivable By Industry
Non-performing Financing Receivables
Non-performing loans by industry as of March 31, 2022 and March 31, 2023 are as follows:

	As of March 31, 2022
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	35,554.7
— Agri Production—Food		23,569.7
— Retail Trade		15,124.1
— Agri Allied		13,255.0
— Road Transportation		12,961.6
— Consumer services		10,352.3
— Others (none greater than 5% of non-performing loans)		86,452.1

Total	Rs.	197,269.5

	As of March 31, 2023
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	34,684.8	US$	422.0
— Agri Production—Food		28,222.2		343.4
— Retail Trade		15,044.4		183.0
— Agri Allied		13,426.1		163.4
— Consumer services		11,505.0		140.0
— Road Transportation		10,031.1		122.0
— Others (none greater than 5% of non-performing loans)		87,795.2		1,068.2

Total		Rs.200,708.8	US$	2,442.0

Summary information relating to interest income recognized on non-performing loans during the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023 is as follows:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Interest income recognized on non-performing loans	Rs.	7,025.3	Rs.	11,881.0	Rs.	7,738.0	US$	94.1